Components of Property and Equipment (Detail) (USD $) In Thousands, unless otherwise specified				12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Land	Dec. 31, 2011 Building and Improvements Minimum	Dec. 31, 2011 Building and Improvements Maximum	Dec. 31, 2011 Equipment Minimum	Dec. 31, 2011 Equipment Maximum	Dec. 31, 2011 Software Minimum	Dec. 31, 2011 Software Maximum	Dec. 31, 2011 Furniture and Fixtures Minimum	Dec. 31, 2011 Furniture and Fixtures Maximum	Dec. 31, 2011 Surgical Implant Instrumentation	Dec. 31, 2011 Construction in Progress
Property, Plant and Equipment [Line Items]
Land		$ 266	$ 100
Buildings and improvements		22,646	18,832
Equipment		92,816	73,225
Software		29,314	21,260
Furniture and fixtures		17,335	14,031
Surgical implant instrumentation		40,739	33,231
Construction in progress		8,753	15,572
Property, Plant and Equipment, Gross, Total		211,869	176,251
Accumulated depreciation and amortization		(104,761)	(82,591)
Property and equipment, net	$ 104,930	$ 107,108	$ 93,660
Property, Plant and Equipment useful life				Indefinite										N/A
Property, Plant and Equipment useful life					3 years	25 years	2 years	7 years	3 years	10 years	3 years	8 years	5 years